Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Accounts Receivable, Net/Other Receivables [Abstract]
Trade accounts receivable	$ 5,012,347	$ 2,754,962	$ 2,540,052
Less: allowances for doubtful accounts	(763,984)	(185,821)	(207,028)
Accounts receivables, net	$ 4,248,363	$ 2,569,141	$ 2,333,024